Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table details information relative to grants of plan-based awards to the NEOs under our Restricted Stock Plan during the year ended December 31, 2024.

Name	Grant Date	Stock Awards: Number of Shares or Units (#)
Dennis W. Doll	(1)	(1)
Nadine Leslie	3/1/2024	4,913
A. Bruce O’Connor	(1)	(1)
Mohammed G. Zerhouni	6/24/2024	2,043
Jay L. Kooper	4/1/2024	1,143
Georgia M. Simpson	4/1/2024	957
Robert K. Fullagar	4/1/2024	1,333
(1)	Mr. Doll and Mr. O’Connor did not receive any stock awards during the year ended December 31, 2024.

Dennis W. Doll [Member]
Awards Close in Time to MNPI Disclosures
Name	Dennis W. Doll
Underlying Securities		[1]
Nadine Leslie [Member]
Awards Close in Time to MNPI Disclosures
Name	Nadine Leslie
Underlying Securities	4,913
A. Bruce O’Connor [Member]
Awards Close in Time to MNPI Disclosures
Name	A. Bruce O’Connor
Underlying Securities		[1]
Mohammed G. Zerhouni [Member]
Awards Close in Time to MNPI Disclosures
Name	Mohammed G. Zerhouni
Underlying Securities	2,043
Jay L. Kooper [Member]
Awards Close in Time to MNPI Disclosures
Name	Jay L. Kooper
Underlying Securities	1,143
Georgia M. Simpson [Member]
Awards Close in Time to MNPI Disclosures
Name	Georgia M. Simpson
Underlying Securities	957
Robert K. Fullagar [Member]
Awards Close in Time to MNPI Disclosures
Name	Robert K. Fullagar
Underlying Securities	1,333

[1]	Mr. Doll and Mr. O’Connor did not receive any stock awards during the year ended December 31, 2024.